Offerings - Offering: 1	Sep. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	2,810,675
Proposed Maximum Offering Price per Unit	22.13
Maximum Aggregate Offering Price	$ 62,200,237.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,589.85
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Avidia Bancorp, Inc. 2026 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Avidia Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a). Offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) under the Securities Act, and is based upon the average of the high and low prices per share of the Company's common stock as reported on the New York Stock Exchange on September 14, 2026.